Fair Value Measurements - Schedule of Instruments Measured at Fair Value on a Recurring Basis (Details) - Fair Value on Recurring Basis [Member] - Level 3 Instruments [Member] - Forward Purchase Agreement Warrant Liability [Member]
$ in Thousands
9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Instruments Measured at Fair Value on a Recurring Basis [Line items]
Balance	$ 472
Change in fair value	(522)
Effect of amendment	62
Balance	$ 12